Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc, and Natixis Real Estate Capital LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the COAST Commercial Mortgage Trust 2023-2HTL, Commercial Mortgage Pass-Through Certificates, Series 2023-2HTL (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 2 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 5, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	COAST 2023-2HTL_Accounting Tape Final.xlsx (provided on July 5, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “2019 STR Report” refers to a monthly STAR report prepared for both Properties for the month of December 2019.
●	The phrase “2023 STR Report” refers to a monthly STAR report prepared for both Properties for the month of March 2023.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a signed phase I environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Management Agreements” refer to the management agreements for the hotel, club, golf course, marina, and their respective amendments and assignments.
●	The phrase “Mezzanine Loan Agreement” refers to a draft mezzanine loan agreement.
●	The phrase “Loan Agreement” refers to a draft loan agreement.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 11, 2023 through July 5, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 5, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Site Area (Acres)	Appraisal Report	None
15	Flag	Appraisal Report	None
16	Franchise Brand	Appraisal Report	None
17	Flag Expiration Date	Management Agreements	None
18	Flag Term Remaining	Recalculation	None
19	Property Manager	Management Agreements	None
20	Property Manager Expiration Date	Management Agreements	None
21	Property Manager Base Mgmt. Fee	Management Agreements	None
22	Property Manager Incentive Mgmt. Fee	Management Agreements	None
23	Marina Manager	Management Agreements	None
24	Marina Manager Term	Management Agreements	None
25	Marina Manager Base Mgmt. Fee	Management Agreements	None
26	Marina Manager Incentive Mgmt. Fee	Management Agreements	None
27	Club Manager	Management Agreements	None
28	Club Manager Term	Management Agreements	None
29	Club Manager Base Mgmt. Fee	Management Agreements	None
30	Club Manager Incentive Mgmt. Fee	Management Agreements	None
31	Golf Manager	Management Agreements	None
32	Golf Manager Term	Management Agreements	None
33	Golf Manager Base Mgmt. Fee	Management Agreements	None
34	Golf Manager Incentive Mgmt. Fee	Management Agreements	None
35	Labor	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
36	Total Units	Appraisal Report	None
37	Unit of Measure	Appraisal Report	None
38	Suites	Appraisal Report	None
39	Occupancy (%)	Underwriting File	None
40	Occupancy Date	Underwriting File	None
41	Ownership Interest	Title Policy	None
42	Mortgage Loan Closing Date Balance	Loan Agreement	None
43	Mortgage Loan Closing Date Balance per Key	Recalculation	None
44	% of Mortgage Loan Closing Date Balance	Recalculation	None
45	Mortgage Loan Maturity Date Balance	Recalculation	None
46	Mezzanine Loan Closing Date Balance	Mezzanine Loan Agreement	None
47	Mezzanine Loan Closing Date Balance per Key	Recalculation	None
48	% of Mezzanine Loan Closing Date Balance	Recalculation	None
49	Mezzanine Loan Maturity Date Balance	Recalculation	None
50	Total Loan Closing Date Balance	Recalculation	None
51	Total Loan Closing Date Balance per Key	Recalculation	None
52	% of Total Loan Closing Date Balance	Recalculation	None
53	Total Loan Maturity Date Balance	Recalculation	None
54	Individual As-Is Appraised Value Date	Appraisal Report	None
55	Individual As-Is Appraised Value	Appraisal Report	None
56	Individual As-Is Appraised Value per Key	Recalculation	None
57	Individual Prospective Value Upon Stabilization Appraised Value Date	Appraisal Report	None
58	Individual Prospective Value Upon Stabilization Appraised Value	Appraisal Report	None
59	Individual Prospective Value Upon Stabilization Appraised Value per Key	Recalculation	None
60	Engineering Report Provider	Engineering Report	None
61	Engineering Report Date	Engineering Report	None
62	Environmental Report Provider	Environmental Report	None
63	Environmental Report Date	Environmental Report	None
64	Phase II Recommended?	Environmental Report	None
65	Seismic Zone	Engineering Report	None
66	PML %	Not Applicable*	None
67	Origination Date	None - Company Provided	None
68	Assumed One-month Term SOFR	None - Company Provided	None
69	Assumed Mortgage Loan Spread	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
70	Mezzanine Loan Spread	None - Company Provided	None
71	Term SOFR Cap	Interest Rate Cap Term Sheet	None
72	Mortgage Loan Interest Rate at Term SOFR Cap	None - Company Provided	None
73	Mezzanine Loan Interest Rate at Term SOFR Cap	None - Company Provided	None
74	Term SOFR Lookback days	Loan Agreement	None
75	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
76	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
77	Amort Type	Loan Agreement	None
78	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
79	Annual Mortgage Loan Debt Service Payment	Recalculation	None
80	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
81	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
82	Monthly Mezzanine Loan Debt Service Payment	Recalculation	None
83	Annual Mezzanine Loan Debt Service Payment	Recalculation	None
84	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
85	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
86	Monthly Total Loan Debt Service Payment	Recalculation	None
87	Annual Total Loan Debt Service Payment	Recalculation	None
88	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
89	Annual Total Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
90	Grace Period	Loan Agreement	None
91	First Loan Payment Date	Loan Agreement	None
92	Seasoning	Recalculation	None
93	Original Term to Maturity (Months)	Loan Agreement	None
94	Remaining Term to Maturity (Months)	Recalculation	None
95	Original Amortization Term (Months)	Not Applicable*	None
96	Remaining Amortization Term (Months)	Not Applicable*	None
97	Original IO Term (Months)	Loan Agreement	None
98	Remaining IO Term (Months)	Recalculation	None
99	Initial Maturity Date	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
100	Floating Rate Component Extensions	Loan Agreement	None
101	Fully Extended Maturity Date	Loan Agreement	None
102	Lockbox	Loan Agreement	None
103	Cash Management Type	Loan Agreement	None
104	Cash Management Trigger	Loan Agreement	None
105	Administrative Fee Rate (%)	Fee Schedule	None
106	Floating Rate Component Prepayment Provision	Loan Agreement	None
107	Partial Release Allowed?	Loan Agreement	None
108	Property Release Description	Loan Agreement	None
109	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
110	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
111	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Recalculation	None
112	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Recalculation	None
113	Total Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
114	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
115	Total Loan Closing Date LTV (Aggregate Stabilized Values)	Recalculation	None
116	Total Loan Balloon LTV (Aggregate Stabilized Values)	Recalculation	None
117	Mortgage Loan UW NOI Debt Yield	Recalculation	None
118	Mortgage Loan UW NCF Debt Yield	Recalculation	None
119	Mortgage Loan UW NOI DSCR	Recalculation	None
120	Mortgage Loan UW NCF DSCR	Recalculation	None
121	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
122	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
123	Total Loan UW NOI Debt Yield	Recalculation	None
124	Total Loan UW NCF Debt Yield	Recalculation	None
125	Total Loan UW NOI DSCR	Recalculation	None
126	Total Loan UW NCF DSCR	Recalculation	None
127	Total Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
128	Total Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
129	Initial Tax Escrow	Loan Agreement	None
130	Ongoing Tax Escrow Monthly	Loan Agreement	None
131	Tax Escrow Springing Conditions	Loan Agreement	None
132	Initial Insurance Escrow	Loan Agreement	None
133	Ongoing Insurance Escrow Monthly	Loan Agreement	None
134	Insurance Escrow Springing Conditions	Loan Agreement	None
135	Initial Immediate Repairs Escrow	Loan Agreement	None
136	Initial FF&E Escrow	Loan Agreement	None
137	Ongoing FF&E Escrow Monthly	Loan Agreement	None
138	FF&E Escrow Springing Conditions	Loan Agreement	None
139	Initial Other Escrow	Loan Agreement	None
140	Ongoing Other Escrow Monthly	Loan Agreement	None
141	Ongoing Other Escrow Springing Condition	Loan Agreement	None
142	Other Escrow Description	Loan Agreement	None
143	Available Room Nights 2018	Underwriting File	$1.00
144	Available Room Nights 2019	Underwriting File	$1.00
145	Available Room Nights 2020	Underwriting File	$1.00
146	Available Room Nights 2021	Underwriting File	$1.00
147	Available Room Nights 2022	Underwriting File	$1.00
148	Available Room Nights March 2023 TTM	Underwriting File	$1.00
149	Available Room Nights Sponsor 2023 Budget	Underwriting File	$1.00
150	Available Room Nights UW	Underwriting File	$1.00
151	Occupied Room Nights 2018	Underwriting File	$1.00
152	Occupied Room Nights 2019	Underwriting File	$1.00
153	Occupied Room Nights 2020	Underwriting File	$1.00
154	Occupied Room Nights 2021	Underwriting File	$1.00
155	Occupied Room Nights 2022	Underwriting File	$1.00
156	Occupied Room Nights March 2023 TTM	Underwriting File	$1.00
157	Occupied Room Nights Sponsor 2023 Budget	Underwriting File	$1.00
158	Occupied Room Nights UW	Underwriting File	$1.00
159	Occupancy 2018	Underwriting File	$1.00
160	Occupancy 2019	Underwriting File	$1.00
161	Occupancy 2020	Underwriting File	$1.00
162	Occupancy 2021	Underwriting File	$1.00
163	Occupancy 2022	Underwriting File	$1.00
164	Occupancy March 2023 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
165	Occupancy Sponsor 2023 Budget	Underwriting File	$1.00
166	Occupancy UW	Underwriting File	$1.00
167	ADR 2018	Underwriting File	$1.00
168	ADR 2019	Underwriting File	$1.00
169	ADR 2020	Underwriting File	$1.00
170	ADR 2021	Underwriting File	$1.00
171	ADR 2022	Underwriting File	$1.00
172	ADR March 2023 TTM	Underwriting File	$1.00
173	ADR Sponsor 2023 Budget	Underwriting File	$1.00
174	ADR UW	Underwriting File	$1.00
175	RevPAR 2018	Underwriting File	$1.00
176	RevPAR 2019	Underwriting File	$1.00
177	RevPAR 2020	Underwriting File	$1.00
178	RevPAR 2021	Underwriting File	$1.00
179	RevPAR 2022	Underwriting File	$1.00
180	RevPAR March 2023 TTM	Underwriting File	$1.00
181	RevPAR Sponsor 2023 Budget	Underwriting File	$1.00
182	RevPAR UW	Underwriting File	$1.00
183	Occupancy Penetration 2019	2019 STR Report	$1.00
184	Occupancy Penetration 2020	Underwriting File	$1.00
185	Occupancy Penetration 2021	Underwriting File	$1.00
186	Occupancy Penetration 2022	Underwriting File	$1.00
187	Occupancy Penetration March 2023 TTM	2023 STR Report	$1.00
188	ADR Penetration 2019	2019 STR Report	$1.00
189	ADR Penetration 2020	Underwriting File	$1.00
190	ADR Penetration 2021	Underwriting File	$1.00
191	ADR Penetration 2022	Underwriting File	$1.00
192	ADR Penetration March 2023 TTM	2023 STR Report	$1.00
193	RevPAR Penetration 2019	2019 STR Report	$1.00
194	RevPAR Penetration 2020	Underwriting File	$1.00
195	RevPAR Penetration 2021	Underwriting File	$1.00
196	RevPAR Penetration 2022	Underwriting File	$1.00
197	RevPAR Penetration March 2023 TTM	2023 STR Report	$1.00
198	Rooms Revenue 2018	Underwriting File	$1.00
199	Rooms Revenue 2019	Underwriting File	$1.00
200	Rooms Revenue 2020	Underwriting File	$1.00
201	Rooms Revenue 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
202	Rooms Revenue 2022	Underwriting File	$1.00
203	Rooms Revenue March 2023 TTM	Underwriting File	$1.00
204	Rooms Revenue Sponsor 2023 Budget	Underwriting File	$1.00
205	Rooms Revenue UW	Underwriting File	$1.00
206	F&B Revenue 2018	Underwriting File	$1.00
207	F&B Revenue 2019	Underwriting File	$1.00
208	F&B Revenue 2020	Underwriting File	$1.00
209	F&B Revenue 2021	Underwriting File	$1.00
210	F&B Revenue 2022	Underwriting File	$1.00
211	F&B Revenue March 2023 TTM	Underwriting File	$1.00
212	F&B Revenue Sponsor 2023 Budget	Underwriting File	$1.00
213	F&B Revenue UW	Underwriting File	$1.00
214	Amenity Fee 2018	Underwriting File	$1.00
215	Amenity Fee 2019	Underwriting File	$1.00
216	Amenity Fee 2020	Underwriting File	$1.00
217	Amenity Fee 2021	Underwriting File	$1.00
218	Amenity Fee 2022	Underwriting File	$1.00
219	Amenity Fee March 2023 TTM	Underwriting File	$1.00
220	Amenity Fee Sponsor 2023 Budget	Underwriting File	$1.00
221	Amenity Fee UW	Underwriting File	$1.00
222	Marina Revenue 2018	Underwriting File	$1.00
223	Marina Revenue 2019	Underwriting File	$1.00
224	Marina Revenue 2020	Underwriting File	$1.00
225	Marina Revenue 2021	Underwriting File	$1.00
226	Marina Revenue 2022	Underwriting File	$1.00
227	Marina Revenue March 2023 TTM	Underwriting File	$1.00
228	Marina Revenue Sponsor 2023 Budget	Underwriting File	$1.00
229	Marina Revenue UW	Underwriting File	$1.00
230	Spa Revenue 2018	Underwriting File	$1.00
231	Spa Revenue 2019	Underwriting File	$1.00
232	Spa Revenue 2020	Underwriting File	$1.00
233	Spa Revenue 2021	Underwriting File	$1.00
234	Spa Revenue 2022	Underwriting File	$1.00
235	Spa Revenue March 2023 TTM	Underwriting File	$1.00
236	Spa Revenue Sponsor 2023 Budget	Underwriting File	$1.00
237	Spa Revenue UW	Underwriting File	$1.00
238	Golf Revenue 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
239	Golf Revenue 2019	Underwriting File	$1.00
240	Golf Revenue 2020	Underwriting File	$1.00
241	Golf Revenue 2021	Underwriting File	$1.00
242	Golf Revenue 2022	Underwriting File	$1.00
243	Golf Revenue March 2023 TTM	Underwriting File	$1.00
244	Golf Revenue Sponsor 2023 Budget	Underwriting File	$1.00
245	Golf Revenue UW	Underwriting File	$1.00
246	Other Operating Departments 2018	Underwriting File	$1.00
247	Other Operating Departments 2019	Underwriting File	$1.00
248	Other Operating Departments 2020	Underwriting File	$1.00
249	Other Operating Departments 2021	Underwriting File	$1.00
250	Other Operating Departments 2022	Underwriting File	$1.00
251	Other Operating Departments March 2023 TTM	Underwriting File	$1.00
252	Other Operating Departments Sponsor 2023 Budget	Underwriting File	$1.00
253	Other Operating Departments UW	Underwriting File	$1.00
254	Total Revenue 2018	Recalculation	$1.00
255	Total Revenue 2019	Recalculation	$1.00
256	Total Revenue 2020	Recalculation	$1.00
257	Total Revenue 2021	Recalculation	$1.00
258	Total Revenue 2022	Recalculation	$1.00
259	Total Revenue March 2023 TTM	Recalculation	$1.00
260	Total Revenue Sponsor 2023 Budget	Recalculation	$1.00
261	Total Revenue UW	Recalculation	$1.00
262	Rooms Expense 2018	Underwriting File	$1.00
263	Rooms Expense 2019	Underwriting File	$1.00
264	Rooms Expense 2020	Underwriting File	$1.00
265	Rooms Expense 2021	Underwriting File	$1.00
266	Rooms Expense 2022	Underwriting File	$1.00
267	Rooms Expense March 2023 TTM	Underwriting File	$1.00
268	Rooms Expense Sponsor 2023 Budget	Underwriting File	$1.00
269	Rooms Expense UW	Underwriting File	$1.00
270	F&B Expense 2018	Underwriting File	$1.00
271	F&B Expense 2019	Underwriting File	$1.00
272	F&B Expense 2020	Underwriting File	$1.00
273	F&B Expense 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
274	F&B Expense 2022	Underwriting File	$1.00
275	F&B Expense March 2023 TTM	Underwriting File	$1.00
276	F&B Expense Sponsor 2023 Budget	Underwriting File	$1.00
277	F&B Expense UW	Underwriting File	$1.00
278	Marina Expense 2018	Underwriting File	$1.00
279	Marina Expense 2019	Underwriting File	$1.00
280	Marina Expense 2020	Underwriting File	$1.00
281	Marina Expense 2021	Underwriting File	$1.00
282	Marina Expense 2022	Underwriting File	$1.00
283	Marina Expense March 2023 TTM	Underwriting File	$1.00
284	Marina Expense Sponsor 2023 Budget	Underwriting File	$1.00
285	Marina Expense UW	Underwriting File	$1.00
286	Spa Expense 2018	Underwriting File	$1.00
287	Spa Expense 2019	Underwriting File	$1.00
288	Spa Expense 2020	Underwriting File	$1.00
289	Spa Expense 2021	Underwriting File	$1.00
290	Spa Expense 2022	Underwriting File	$1.00
291	Spa Expense March 2023 TTM	Underwriting File	$1.00
292	Spa Expense Sponsor 2023 Budget	Underwriting File	$1.00
293	Spa Expense UW	Underwriting File	$1.00
294	Golf Expense 2018	Underwriting File	$1.00
295	Golf Expense 2019	Underwriting File	$1.00
296	Golf Expense 2020	Underwriting File	$1.00
297	Golf Expense 2021	Underwriting File	$1.00
298	Golf Expense 2022	Underwriting File	$1.00
299	Golf Expense March 2023 TTM	Underwriting File	$1.00
300	Golf Expense Sponsor 2023 Budget	Underwriting File	$1.00
301	Golf Expense UW	Underwriting File	$1.00
302	Other Expense 2018	Underwriting File	$1.00
303	Other Expense 2019	Underwriting File	$1.00
304	Other Expense 2020	Underwriting File	$1.00
305	Other Expense 2021	Underwriting File	$1.00
306	Other Expense 2022	Underwriting File	$1.00
307	Other Expense March 2023 TTM	Underwriting File	$1.00
308	Other Expense Sponsor 2023 Budget	Underwriting File	$1.00
309	Other Expense UW	Underwriting File	$1.00
310	Total Departmental Expenses 2018	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
311	Total Departmental Expenses 2019	Recalculation	$1.00
312	Total Departmental Expenses 2020	Recalculation	$1.00
313	Total Departmental Expenses 2021	Recalculation	$1.00
314	Total Departmental Expenses 2022	Recalculation	$1.00
315	Total Departmental Expenses March 2023 TTM	Recalculation	$1.00
316	Total Departmental Expenses Sponsor 2023 Budget	Recalculation	$1.00
317	Total Departmental Expenses UW	Recalculation	$1.00
318	Departmental Profit 2018	Recalculation	$1.00
319	Departmental Profit 2019	Recalculation	$1.00
320	Departmental Profit 2020	Recalculation	$1.00
321	Departmental Profit 2021	Recalculation	$1.00
322	Departmental Profit 2022	Recalculation	$1.00
323	Departmental Profit March 2023 TTM	Recalculation	$1.00
324	Departmental Profit Sponsor 2023 Budget	Recalculation	$1.00
325	Departmental Profit UW	Recalculation	$1.00
326	General and Administrative 2018	Underwriting File	$1.00
327	General and Administrative 2019	Underwriting File	$1.00
328	General and Administrative 2020	Underwriting File	$1.00
329	General and Administrative 2021	Underwriting File	$1.00
330	General and Administrative 2022	Underwriting File	$1.00
331	General and Administrative March 2023 TTM	Underwriting File	$1.00
332	General and Administrative Sponsor 2023 Budget	Underwriting File	$1.00
333	General and Administrative UW	Underwriting File	$1.00
334	IT 2018	Underwriting File	$1.00
335	IT 2019	Underwriting File	$1.00
336	IT 2020	Underwriting File	$1.00
337	IT 2021	Underwriting File	$1.00
338	IT 2022	Underwriting File	$1.00
339	IT March 2023 TTM	Underwriting File	$1.00
340	IT Sponsor 2023 Budget	Underwriting File	$1.00
341	IT UW	Underwriting File	$1.00
342	Sales & Marketing 2018	Underwriting File	$1.00
343	Sales & Marketing 2019	Underwriting File	$1.00
344	Sales & Marketing 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
345	Sales & Marketing 2021	Underwriting File	$1.00
346	Sales & Marketing 2022	Underwriting File	$1.00
347	Sales & Marketing March 2023 TTM	Underwriting File	$1.00
348	Sales & Marketing Sponsor 2023 Budget	Underwriting File	$1.00
349	Sales & Marketing UW	Underwriting File	$1.00
350	R&M 2018	Underwriting File	$1.00
351	R&M 2019	Underwriting File	$1.00
352	R&M 2020	Underwriting File	$1.00
353	R&M 2021	Underwriting File	$1.00
354	R&M 2022	Underwriting File	$1.00
355	R&M March 2023 TTM	Underwriting File	$1.00
356	R&M Sponsor 2023 Budget	Underwriting File	$1.00
357	R&M UW	Underwriting File	$1.00
358	Utilities 2018	Underwriting File	$1.00
359	Utilities 2019	Underwriting File	$1.00
360	Utilities 2020	Underwriting File	$1.00
361	Utilities 2021	Underwriting File	$1.00
362	Utilities 2022	Underwriting File	$1.00
363	Utilities March 2023 TTM	Underwriting File	$1.00
364	Utilities Sponsor 2023 Budget	Underwriting File	$1.00
365	Utilities UW	Underwriting File	$1.00
366	Total Undistributed Expenses 2018	Recalculation	$1.00
367	Total Undistributed Expenses 2019	Recalculation	$1.00
368	Total Undistributed Expenses 2020	Recalculation	$1.00
369	Total Undistributed Expenses 2021	Recalculation	$1.00
370	Total Undistributed Expenses 2022	Recalculation	$1.00
371	Total Undistributed Expenses March 2023 TTM	Recalculation	$1.00
372	Total Undistributed Expenses Sponsor 2023 Budget	Recalculation	$1.00
373	Total Undistributed Expenses UW	Recalculation	$1.00
374	Gross Operating Profit 2018	Recalculation	$1.00
375	Gross Operating Profit 2019	Recalculation	$1.00
376	Gross Operating Profit 2020	Recalculation	$1.00
377	Gross Operating Profit 2021	Recalculation	$1.00
378	Gross Operating Profit 2022	Recalculation	$1.00
379	Gross Operating Profit March 2023 TTM	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
380	Gross Operating Profit Sponsor 2023 Budget	Recalculation	$1.00
381	Gross Operating Profit UW	Recalculation	$1.00
382	Base Management Fees 2018	Underwriting File	$1.00
383	Base Management Fees 2019	Underwriting File	$1.00
384	Base Management Fees 2020	Underwriting File	$1.00
385	Base Management Fees 2021	Underwriting File	$1.00
386	Base Management Fees 2022	Underwriting File	$1.00
387	Base Management Fees March 2023 TTM	Underwriting File	$1.00
388	Base Management Fees Sponsor 2023 Budget	Underwriting File	$1.00
389	Base Management Fees UW	Underwriting File	$1.00
390	Incentive Management Fees 2018	Underwriting File	$1.00
391	Incentive Management Fees 2019	Underwriting File	$1.00
392	Incentive Management Fees 2020	Underwriting File	$1.00
393	Incentive Management Fees 2021	Underwriting File	$1.00
394	Incentive Management Fees 2022	Underwriting File	$1.00
395	Incentive Management Fees March 2023 TTM	Underwriting File	$1.00
396	Incentive Management Fees Sponsor 2023 Budget	Underwriting File	$1.00
397	Incentive Management Fees UW	Underwriting File	$1.00
398	Income Before Fixed Charges 2018	Recalculation	$1.00
399	Income Before Fixed Charges 2019	Recalculation	$1.00
400	Income Before Fixed Charges 2020	Recalculation	$1.00
401	Income Before Fixed Charges 2021	Recalculation	$1.00
402	Income Before Fixed Charges 2022	Recalculation	$1.00
403	Income Before Fixed Charges March 2023 TTM	Recalculation	$1.00
404	Income Before Fixed Charges Sponsor 2023 Budget	Recalculation	$1.00
405	Income Before Fixed Charges UW	Recalculation	$1.00
406	Taxes 2018	Underwriting File	$1.00
407	Taxes 2019	Underwriting File	$1.00
408	Taxes 2020	Underwriting File	$1.00
409	Taxes 2021	Underwriting File	$1.00
410	Taxes 2022	Underwriting File	$1.00
411	Taxes March 2023 TTM	Underwriting File	$1.00
412	Taxes Sponsor 2023 Budget	Underwriting File	$1.00
413	Taxes UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
414	Insurance 2018	Underwriting File	$1.00
415	Insurance 2019	Underwriting File	$1.00
416	Insurance 2020	Underwriting File	$1.00
417	Insurance 2021	Underwriting File	$1.00
418	Insurance 2022	Underwriting File	$1.00
419	Insurance March 2023 TTM	Underwriting File	$1.00
420	Insurance Sponsor 2023 Budget	Underwriting File	$1.00
421	Insurance UW	Underwriting File	$1.00
422	Rent & Other 2018	Underwriting File	$1.00
423	Rent & Other 2019	Underwriting File	$1.00
424	Rent & Other 2020	Underwriting File	$1.00
425	Rent & Other 2021	Underwriting File	$1.00
426	Rent & Other 2022	Underwriting File	$1.00
427	Rent & Other March 2023 TTM	Underwriting File	$1.00
428	Rent & Other Sponsor 2023 Budget	Underwriting File	$1.00
429	Rent & Other UW	Underwriting File	$1.00
430	Other Fixed 2018	Underwriting File	$1.00
431	Other Fixed 2019	Underwriting File	$1.00
432	Other Fixed 2020	Underwriting File	$1.00
433	Other Fixed 2021	Underwriting File	$1.00
434	Other Fixed 2022	Underwriting File	$1.00
435	Other Fixed March 2023 TTM	Underwriting File	$1.00
436	Other Fixed Sponsor 2023 Budget	Underwriting File	$1.00
437	Other Fixed UW	Underwriting File	$1.00
438	Total Fixed and Other Expenses 2018	Recalculation	$1.00
439	Total Fixed and Other Expenses 2019	Recalculation	$1.00
440	Total Fixed and Other Expenses 2020	Recalculation	$1.00
441	Total Fixed and Other Expenses 2021	Recalculation	$1.00
442	Total Fixed and Other Expenses 2022	Recalculation	$1.00
443	Total Fixed and Other Expenses March 2023 TTM	Recalculation	$1.00
444	Total Fixed and Other Expenses Sponsor 2023 Budget	Recalculation	$1.00
445	Total Fixed and Other Expenses UW	Recalculation	$1.00
446	EBITDA 2018	Recalculation	$1.00
447	EBITDA 2019	Recalculation	$1.00
448	EBITDA 2020	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

COAST 2023-2HTL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
449	EBITDA 2021	Recalculation	$1.00
450	EBITDA 2022	Recalculation	$1.00
451	EBITDA March 2023 TTM	Recalculation	$1.00
452	EBITDA Sponsor 2023 Budget	Recalculation	$1.00
453	EBITDA UW	Recalculation	$1.00
454	FF&E 2018	Underwriting File	$1.00
455	FF&E 2019	Underwriting File	$1.00
456	FF&E 2020	Underwriting File	$1.00
457	FF&E 2021	Underwriting File	$1.00
458	FF&E 2022	Underwriting File	$1.00
459	FF&E March 2023 TTM	Underwriting File	$1.00
460	FF&E Sponsor 2023 Budget	Underwriting File	$1.00
461	FF&E UW	Underwriting File	$1.00
462	Net Cash Flow 2018	Recalculation	$1.00
463	Net Cash Flow 2019	Recalculation	$1.00
464	Net Cash Flow 2020	Recalculation	$1.00
465	Net Cash Flow 2021	Recalculation	$1.00
466	Net Cash Flow 2022	Recalculation	$1.00
467	Net Cash Flow March 2023 TTM	Recalculation	$1.00
468	Net Cash Flow Sponsor 2023 Budget	Recalculation	$1.00
469	Net Cash Flow UW	Recalculation	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
18	Flag Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective Flag Expiration Date and (ii) 365.
43	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
44	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
45	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
47	Mezzanine Loan Closing Date Balance per Key	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) Total Units.
48	% of Mezzanine Loan Closing Date Balance	Quotient of (i) Mezzanine Loan Closing Date Balance and (ii) the aggregate Mezzanine Loan Closing Date Balance of the Collateral.
49	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Closing Date Balance.
50	Total Loan Closing Date Balance	Sum of (i) Mortgage Loan Closing Date Balance and (ii) Mezzanine Loan Closing Date Balance.
51	Total Loan Closing Date Balance per Key	Quotient of (i) Total Loan Closing Date Balance and (ii) Total Units.
52	% of Total Loan Closing Date Balance	Quotient of (i) Total Loan Closing Date Balance and (ii) the aggregate Total Loan Closing Date Balance of the Collateral.
53	Total Loan Maturity Date Balance	Set equal to the Total Loan Closing Date Balance.
56	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
59	Individual Prospective Value Upon Stabilization Appraised Value per Key	Quotient of (i) Individual Prospective Value Upon Stabilization Appraised Value and (ii) Total Units.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
78	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
79	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
80	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
81	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
82	Monthly Mezzanine Loan Debt Service Payment	Quotient of (i) Annual Mezzanine Loan Debt Service Payment and (ii) 12.
83	Annual Mezzanine Loan Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
84	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
85	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mezzanine Loan Closing Date Balance, (ii) Mezzanine Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
86	Monthly Total Loan Debt Service Payment	Quotient of (i) Annual Total Loan Debt Service Payment and (ii) 12.
87	Annual Total Loan Debt Service Payment	Sum of (i) Annual Mortgage Loan Debt Service Payment and (ii) Annual Mezzanine Loan Debt Service Payment.
88	Monthly Total Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Total Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
89	Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap.
92	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
94	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
98	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
109	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
110	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
111	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual Prospective Value Upon Stabilization Appraised Value.
112	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual Prospective Value Upon Stabilization Appraised Value.
113	Total Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
114	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
115	Total Loan Closing Date LTV (Aggregate Stabilized Values)	Quotient of (i) Total Loan Closing Date Balance and (ii) aggregate Individual Prospective Value Upon Stabilization Appraised Value.
116	Total Loan Balloon LTV (Aggregate Stabilized Values)	Quotient of (i) Total Loan Maturity Date Balance and (ii) aggregate Individual Prospective Value Upon Stabilization Appraised Value.
117	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
118	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
119	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
120	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
121	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
122	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
123	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Total Loan Closing Date Balance.
124	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Total Loan Closing Date Balance.
125	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Total Loan Debt Service Payment.
126	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Total Loan Debt Service Payment.
127	Total Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
128	Total Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Total Loan Debt Service Payment at Term SOFR Cap.
254	Total Revenue 2018	Sum of (i) 2018 Rooms Revenue, (ii) 2018 F&B Revenue, (iii) 2018 Amenity Fee, (iv) 2018 Marina Revenue, (v) 2018 Spa Revenue, (vi) 2018 Golf Revenue and (vii) 2018 Other Operating Departments.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
255	Total Revenue 2019	Sum of (i) 2019 Rooms Revenue, (ii) 2019 F&B Revenue, (iii) 2019 Amenity Fee, (iv) 2019 Marina Revenue, (v) 2019 Spa Revenue, (vi) 2019 Golf Revenue and (vii) 2019 Other Operating Departments.
256	Total Revenue 2020	Sum of (i) 2020 Rooms Revenue, (ii) 2020 F&B Revenue, (iii) 2020 Amenity Fee, (iv) 2020 Marina Revenue, (v) 2020 Spa Revenue, (vi) 2020 Golf Revenue and (vii) 2020 Other Operating Departments.
257	Total Revenue 2021	Sum of (i) 2021 Rooms Revenue, (ii) 2021 F&B Revenue, (iii) 2021 Amenity Fee, (iv) 2021 Marina Revenue, (v) 2021 Spa Revenue, (vi) 2021 Golf Revenue and (vii) 2021 Other Operating Departments.
258	Total Revenue 2022	Sum of (i) 2022 Rooms Revenue, (ii) 2022 F&B Revenue, (iii) 2022 Amenity Fee, (iv) 2022 Marina Revenue, (v) 2022 Spa Revenue, (vi) 2022 Golf Revenue and (vii) 2022 Other Operating Departments.
259	Total Revenue March 2023 TTM	Sum of (i) March 2023 TTM Rooms Revenue, (ii) March 2023 TTM F&B Revenue, (iii) March 2023 TTM Amenity Fee, (iv) March 2023 TTM Marina Revenue, (v) March 2023 TTM Spa Revenue, (vi) March 2023 TTM Golf Revenue and (vii) March 2023 TTM Other Operating Departments.
260	Total Revenue Sponsor 2023 Budget	Sum of (i) Sponsor 2023 Budget Rooms Revenue, (ii) Sponsor 2023 Budget F&B Revenue, (iii) Sponsor 2023 Budget Amenity Fee, (iv) Sponsor 2023 Budget Marina Revenue, (v) Sponsor 2023 Budget Spa Revenue, (vi) Sponsor 2023 Budget Golf Revenue and (vii) Sponsor 2023 Budget Other Operating Departments.
261	Total Revenue UW	Sum of (i) UW Rooms Revenue, (ii) UW F&B Revenue, (iii) UW Amenity Fee, (iv) UW Marina Revenue, (v) UW Spa Revenue, (vi) UW Golf Revenue and (vii) UW Other Operating Departments.
310	Total Departmental Expenses 2018	Sum of (i) 2018 Rooms Expense, (ii) 2018 F&B Expense, (iii) 2018 Marina Expense, (iv) 2018 Spa Expense, (v) 2018 Golf Expense and (vi) 2018 Other Expense.
311	Total Departmental Expenses 2019	Sum of (i) 2019 Rooms Expense, (ii) 2019 F&B Expense, (iii) 2019 Marina Expense, (iv) 2019 Spa Expense, (v) 2019 Golf Expense and (vi) 2019 Other Expense.
312	Total Departmental Expenses 2020	Sum of (i) 2020 Rooms Expense, (ii) 2020 F&B Expense, (iii) 2020 Marina Expense, (iv) 2020 Spa Expense, (v) 2020 Golf Expense and (vi) 2020 Other Expense.
313	Total Departmental Expenses 2021	Sum of (i) 2021 Rooms Expense, (ii) 2021 F&B Expense, (iii) 2021 Marina Expense, (iv) 2021 Spa Expense, (v) 2021 Golf Expense and (vi) 2021 Other Expense.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
314	Total Departmental Expenses 2022	Sum of (i) 2022 Rooms Expense, (ii) 2022 F&B Expense, (iii) 2022 Marina Expense, (iv) 2022 Spa Expense, (v) 2022 Golf Expense and (vi) 2022 Other Expense.
315	Total Departmental Expenses March 2023 TTM	Sum of (i) March 2023 TTM Rooms Expense, (ii) March 2023 TTM F&B Expense, (iii) March 2023 TTM Marina Expense, (iv) March 2023 TTM Spa Expense, (v) March 2023 TTM Golf Expense and (vi) March 2023 TTM Other Expense.
316	Total Departmental Expenses Sponsor 2023 Budget	Sum of (i) Sponsor 2023 Budget Rooms Expense, (ii) Sponsor 2023 Budget F&B Expense, (iii) Sponsor 2023 Budget Marina Expense, (iv) Sponsor 2023 Budget Spa Expense, (v) Sponsor 2023 Budget Golf Expense and (vi) Sponsor 2023 Budget Other Expense.
317	Total Departmental Expenses UW	Sum of (i) UW Rooms Expense, (ii) UW F&B Expense, (iii) UW Marina Expense, (iv) UW Spa Expense, (v) UW Golf Expense and (vi) UW Other Expense.
318	Departmental Profit 2018	Difference between (i) 2018 Total Revenue and (ii) 2018 Total Departmental Expenses.
319	Departmental Profit 2019	Difference between (i) 2019 Total Revenue and (ii) 2019 Total Departmental Expenses.
320	Departmental Profit 2020	Difference between (i) 2020 Total Revenue and (ii) 2020 Total Departmental Expenses.
321	Departmental Profit 2021	Difference between (i) 2021 Total Revenue and (ii) 2021 Total Departmental Expenses.
322	Departmental Profit 2022	Difference between (i) 2022 Total Revenue and (ii) 2022 Total Departmental Expenses.
323	Departmental Profit March 2023 TTM	Difference between (i) March 2023 TTM Total Revenue and (ii) March 2023 TTM Total Departmental Expenses.
324	Departmental Profit Sponsor 2023 Budget	Difference between (i) Sponsor 2023 Budget Total Revenue and (ii) Sponsor 2023 Budget Total Departmental Expenses.
325	Departmental Profit UW	Difference between (i) UW Total Revenue and (ii) UW Total Departmental Expenses.
366	Total Undistributed Expenses 2018	Sum of (i) 2018 General and Administrative, (ii) 2018 IT, (iii) 2018 Sales & Marketing, (iv) 2018 R&M and (v) 2018 Utilities.
367	Total Undistributed Expenses 2019	Sum of (i) 2019 General and Administrative, (ii) 2019 IT, (iii) 2019 Sales & Marketing, (iv) 2019 R&M and (v) 2019 Utilities.
368	Total Undistributed Expenses 2020	Sum of (i) 2020 General and Administrative, (ii) 2020 IT, (iii) 2020 Sales & Marketing, (iv) 2020 R&M and (v) 2020 Utilities.
369	Total Undistributed Expenses 2021	Sum of (i) 2021 General and Administrative, (ii) 2021 IT, (iii) 2021 Sales & Marketing, (iv) 2021 R&M and (v) 2021 Utilities.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
370	Total Undistributed Expenses 2022	Sum of (i) 2022 General and Administrative, (ii) 2022 IT, (iii) 2022 Sales & Marketing, (iv) 2022 R&M and (v) 2022 Utilities.
371	Total Undistributed Expenses March 2023 TTM	Sum of (i) March 2023 TTM General and Administrative, (ii) March 2023 TTM IT, (iii) March 2023 TTM Sales & Marketing, (iv) March 2023 TTM R&M and (v) March 2023 TTM Utilities.
372	Total Undistributed Expenses Sponsor 2023 Budget	Sum of (i) Sponsor 2023 Budget General and Administrative, (ii) Sponsor 2023 Budget IT, (iii) Sponsor 2023 Budget Sales & Marketing, (iv) Sponsor 2023 Budget R&M and (v) Sponsor 2023 Budget Utilities.
373	Total Undistributed Expenses UW	Sum of (i) UW General and Administrative, (ii) UW IT, (iii) UW Sales & Marketing, (iv) UW R&M and (v) UW Utilities.
374	Gross Operating Profit 2018	Difference between (i) 2018 Departmental Profit and (ii) 2018 Total Undistributed Expenses.
375	Gross Operating Profit 2019	Difference between (i) 2019 Departmental Profit and (ii) 2019 Total Undistributed Expenses.
376	Gross Operating Profit 2020	Difference between (i) 2020 Departmental Profit and (ii) 2020 Total Undistributed Expenses.
377	Gross Operating Profit 2021	Difference between (i) 2021 Departmental Profit and (ii) 2021 Total Undistributed Expenses.
378	Gross Operating Profit 2022	Difference between (i) 2022 Departmental Profit and (ii) 2022 Total Undistributed Expenses.
379	Gross Operating Profit March 2023 TTM	Difference between (i) March 2023 TTM Departmental Profit and (ii) March 2023 TTM Total Undistributed Expenses.
380	Gross Operating Profit Sponsor 2023 Budget	Difference between (i) Sponsor 2023 Budget Departmental Profit and (ii) Sponsor 2023 Budget Total Undistributed Expenses.
381	Gross Operating Profit UW	Difference between (i) UW Departmental Profit and (ii) UW Total Undistributed Expenses.
398	Income Before Fixed Charges 2018	Difference between (i) 2018 Gross Operating Profit and (ii) 2018 Base Management Fees and (iii) 2018 Incentive Management Fees.
399	Income Before Fixed Charges 2019	Difference between (i) 2019 Gross Operating Profit and (ii) 2019 Base Management Fees and (iii) 2019 Incentive Management Fees.
400	Income Before Fixed Charges 2020	Difference between (i) 2020 Gross Operating Profit and (ii) 2020 Base Management Fees and (iii) 2020 Incentive Management Fees.
401	Income Before Fixed Charges 2021	Difference between (i) 2021 Gross Operating Profit and (ii) 2021 Base Management Fees and (iii) 2021 Incentive Management Fees.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
402	Income Before Fixed Charges 2022	Difference between (i) 2022 Gross Operating Profit and (ii) 2022 Base Management Fees and (iii) 2022 Incentive Management Fees.
403	Income Before Fixed Charges March 2023 TTM	Difference between (i) March 2023 TT Gross Operating Profit and (ii) March 2023 TTM Base Management Fees and (iii) March 2023 TTM Incentive Management Fees.
404	Income Before Fixed Charges Sponsor 2023 Budget	Difference between (i) Sponsor 2023 Budget Gross Operating Profit and (ii) Sponsor 2023 Budget Base Management Fees and (iii) Sponsor 2023 Budget Incentive Management Fees.
405	Income Before Fixed Charges UW	Difference between (i) UW Gross Operating Profit and (ii) UW Base Management Fees and (iii) UW Incentive Management Fees.
438	Total Fixed and Other Expenses 2018	Sum of (i) 2018 Taxes, (ii) 2018 Insurance, (iii) 2018 Rent & Other and (iv) 2018 Other Fixed.
439	Total Fixed and Other Expenses 2019	Sum of (i) 2019 Taxes, (ii) 2019 Insurance, (iii) 2019 Rent & Other and (iv) 2019 Other Fixed.
440	Total Fixed and Other Expenses 2020	Sum of (i) 2020 Taxes, (ii) 2020 Insurance, (iii) 2020 Rent & Other and (iv) 2020 Other Fixed.
441	Total Fixed and Other Expenses 2021	Sum of (i) 2021 Taxes, (ii) 2021 Insurance, (iii) 2021 Rent & Other and (iv) 2021 Other Fixed.
442	Total Fixed and Other Expenses 2022	Sum of (i) 2022 Taxes, (ii) 2022 Insurance, (iii) 2022 Rent & Other and (iv) 2022 Other Fixed.
443	Total Fixed and Other Expenses March 2023 TTM	Sum of (i) March 2023 TTM Taxes, (ii) March 2023 TTM Insurance, (iii) March 2023 TTM Rent & Other and (iv) March 2023 TTM Other Fixed.
444	Total Fixed and Other Expenses Sponsor 2023 Budget	Sum of (i) Sponsor 2023 Budget Taxes, (ii) Sponsor 2023 Budget Insurance, (iii) Sponsor 2023 Budget Rent & Other and (iv) Sponsor 2023 Budget Other Fixed.
445	Total Fixed and Other Expenses UW	Sum of (i) UW Taxes, (ii) UW Insurance, (iii) UW Rent & Other and (iv) UW Other Fixed.
446	EBITDA 2018	Difference between (i) 2018 Income Before Fixed Charges and (ii) 2018 Total Fixed and Other Expenses.
447	EBITDA 2019	Difference between (i) 2019 Income Before Fixed Charges and (ii) 2019 Total Fixed and Other Expenses.
448	EBITDA 2020	Difference between (i) 2020 Income Before Fixed Charges and (ii) 2020 Total Fixed and Other Expenses.
449	EBITDA 2021	Difference between (i) 2021 Income Before Fixed Charges and (ii) 2021 Total Fixed and Other Expenses.
450	EBITDA 2022	Difference between (i) 2022 Income Before Fixed Charges and (ii) 2022 Total Fixed and Other Expenses.
451	EBITDA March 2023 TTM	Difference between (i) March 2023 TTM Income Before Fixed Charges and (ii) March 2023 TTM Total Fixed and Other Expenses.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

COAST 2023-2HTL	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
452	EBITDA Sponsor 2023 Budget	Difference between (i) Sponsor 2023 Budget Income Before Fixed Charges and (ii) Sponsor 2023 Budget Total Fixed and Other Expenses.
453	EBITDA UW	Difference between (i) UW Budget Income Before Fixed Charges and (ii) UW Budget Total Fixed and Other Expenses.
462	Net Cash Flow 2018	Difference between (i) 2018 EBITDA and (ii) 2018 FF&E.
463	Net Cash Flow 2019	Difference between (i) 2019 EBITDA and (ii) 2019 FF&E.
464	Net Cash Flow 2020	Difference between (i) 2020 EBITDA and (ii) 2020 FF&E.
465	Net Cash Flow 2021	Difference between (i) 2021 EBITDA and (ii) 2021 FF&E.
466	Net Cash Flow 2022	Difference between (i) 2022 EBITDA and (ii) 2022 FF&E.
467	Net Cash Flow March 2023 TTM	Difference between (i) March 2023 TTM EBITDA and (ii) March 2023 TTM FF&E.
468	Net Cash Flow Sponsor 2023 Budget	Difference between (i) Sponsor 2023 Budget EBITDA and (ii) Sponsor 2023 Budget FF&E.
469	Net Cash Flow UW	Difference between (i) UW EBITDA and (ii) UW FF&E.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27